Cost of sales	12 Months Ended
Dec. 31, 2017
Disclosure of cost of sales [Line Items]
Disclosure of cost of sales [text block]
21.	Cost of sales, without considering depreciation and amortization

(a)	The cost of sales of goods is made up as follows:

	2017	2016	2015
	US$(000)	US$(000)	US$(000)

Beginning balance of finished goods and products in process, net of depreciation and amortization	58,633	69,932	105,944
Cost of production
Services provided by third parties	262,195	211,325	230,148
Consumption of materials and supplies	134,070	100,401	100,241
Direct labor	87,886	72,344	66,745
Electricity and water	44,345	41,989	34,972
Rentals	26,591	10,852	5,783
Maintenance and repair	22,839	17,792	7,401
Transport	16,254	10,880	9,502
Insurances	6,637	4,347	5,247
Provision (reversal) for impairment of finished goods and product in progress, note 8(b)	2,118	(7,581)	13,096
Cost of concentrate purchased to associates	439	2,958	-
Other production expenses	10,464	9,789	7,078
Total cost of production of the period	613,838	475,096	480,213
Final balance of products in process and finished goods, net of depreciation and amortization	(45,038)	(47,216)	(72,667)
Cost of sales of goods, without considering depreciation and amortization	627,433	497,812	513,490

(a)	The cost of services is made up as follows:

	2017	2016	2015
	US$(000)	US$(000)	US$(000)

Direct labor	7,398	5,983	18,314
Services provided by third parties	1,782	1,689	16,247
Consumption of materials and supplies	1,026	868	7,865
Maintenance and repair	946	217	637
Electricity and water	586	633	7,134
Rentals	423	480	2,544
Insurances	246	212	1,233
Transport	98	213	3,868
Other	449	459	1,770
Cost of sales of services, without considering depreciation and amortization	12,954	10,754	59,612

Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of cost of sales [Line Items]
Disclosure of cost of sales [text block]
16.	Cost of sales

This item is made up as follows:

	For the year ended	For the year ended	For the year ended
	December 31, 2017	December 31, 2016	December 31, 2015
	US$(000)	US$(000)	US$(000)

Materials and supplies	556,022	496,918	364,234
Depreciation and amortization	456,467	472,997	244,477
Labor (a)	286,058	215,839	146,395
Energy	229,272	229,035	118,019
Third parties services	144,829	100,897	95,087
Change in work in process inventory	51,412	(3,789)	(118,327)
Management Fees	2,867	2,793	3,565
Change in finished goods inventory	2,060	(3,951)	467
Other costs	39,251	42,301	8,087
	1,768,238	1,553,040	862,004

(a)
Labor includes an expense of US$86.4 million related to profit sharing for the year ended December 31, 2017 (US$36.8 million for the year ended December 31, 2016 and credit of US$1.6 million for the year ended December 31, 2015).

In compliance with corporate policies, the Company recognizes administrative costs directly to cost of production (approximately U$34.4 million for the year ended December 31, 2017, and US$23.4 million for the year ended December 31, 2016 and US$19.5 million for the year ended December 31, 2015). The effect of this policy is immaterial to the financial statements as a whole.

Minera Yanacocha SRL and subsidiary [Member]
Disclosure of cost of sales [Line Items]
Disclosure of cost of sales [text block]
16.	Costs applicable to sales

This caption is made up as follows:

	2017	2016	2015
	US$(000)	US$(000)	US$(000)

Beginning balance of finished goods and in-process	446,503	544,325	660,763
Beginning balance of provision for net realizable value, note 8(b)	(84,374)	(90,298)	(163,094)
Consumption of supplies	240,881	228,376	210,384
Personnel expenses	99,702	87,258	102,867
Other services	66,408	73,779	82,787
Maintenance	24,033	36,213	38,646
Power	23,565	27,270	27,713
Depreciation and amortization	87,783	140,712	223,142
Workers' profit participation	1,242	12,394	28,852
Reclamation expenses related to leach pads, note 12(b)	124,124	78,494	-
Ending balance of provision for net realizable value, note 8(b)	62,540	84,374	90,298
Ending balance of finished goods and in-process	(345,489)	(446,503)	(544,325)
	746,918	776,394	758,033